Loss Per Share (EPS) - Basic and diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Per Share (EPS)
Loss of year attributable to common holders (in EUR)	€ (31,225,000)	€ (27,618,903)	€ (12,245,000)
Loss of year attributable to preferred holders (in EUR)	0	0	0
Loss of year attributable to equity holders (in EUR)	€ (31,225,000)	€ (27,618,903)	€ (12,245,000)
Weighted average number of common shares outstanding (in units)	25,819,165	23,792,693	18,097,988
Basic earnings per share in EUR (EUR/unit)	€ (1.209)	€ (1.161)	€ (0.677)
Diluted earnings per share in EUR (EUR/unit)	€ (1.209)	€ (1.161)	€ (0.677)